Trade And Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade And Other Receivables
Note 22—Trade and other receivables

€ million	2025	2024
Trade receivables, net of provisions	507	349
Unbilled accrued revenue, net of provisions	243	242
Other receivables	111	165

Total trade and other receivables	861	756

Of which:
Financial receivables	828	726
Non-financial receivables	33	30
Non-current	91	107
Current	770	649
Unbilled accrued revenue represents revenue recognized, but not billed, under long-term customer contracts. Billing will occur based on the terms of the contracts. The non-current
balance represents entirely unbilled accrued revenue.
An amount of EUR 19 million (2024: EUR 6 million) was expensed in 202
5
 reflecting
an increase
in the impairment of trade and other receivables. This amount is recorded in ‘Other operating expenses’ and includes a reversal of provision of EUR 29 million (2024: EUR 33 million) mainly related to cash collections in respect of trade receivable balances previously provisioned. As at 31 December 2025, trade and other receivables with a nominal amount of EUR
134
 million (2024: EUR
114
million) were impaired. Movements in the provision for the impairment of trade and other receivables were as follows:

€ million	2025	2024
As at 1 January	114	114

Business combination	22	0
Increase in provision	48	39
Reversals of provision	(29)	(33)
Utilised	(19)	(10)
Other movements	6	—
Impact of currency translation	(8)	4

As at 31 December	134	114